Loans from Third Parties-Current (Tables)	12 Months Ended
Dec. 31, 2023
Loans from Third Parties [Abstract]
Schedule of Loans from Third Parties
Loans from Third Parties	As of December 31, 2023	As of December 31, 2022
Jiangsu Yuantong Municipal Projects Construction Co., Ltd. (1)	$281,694	$-
Ordos Ruitu Rural Development Promotion Center (2)	7,042
Changshu Tongjiang Engineering Co., Ltd. (3)		145,000
Zhang Miao (4)	-	145,000
Chen Guo (5)	-	61,363
Chai Guirong (6)	-	145,000
Hainan Boxinda Science Technology Partnership (7)	-	212,570
Yu Zhanfeng (8)	-	246,500
(Qinhua) Beijing Dingji Rubik’s Cube Model Technology Co., Ltd. (9)	-	10,150
Xinyi Xinshuo Concrete Co., Ltd. (10)	-	72,500
Chen Gang (11)	-	68,150
Qihang Hongye Technology (Inner Mongolia) Co., Ltd. (12)	985,930
Total	$1,274,666	$1,106,233
(1)	On January 1, 2023, Xinyi REIT obtained a working capital loan of $281,694 (RMB2 million) from Jiangsu Yuantong Municipal Projects Construction Co., Ltd. The loan was from January 1, 2023 to December 15, 2024 and interest-free.

(2)	On July 7, 2023, REIT Ecological Technology obtained a working capital loan of $7,042 from Ordos Ruitu Rural Development Promotion Center. The loan is from July 7, 2023 to July 6, 2024 and interest-free. The loan was fully repaid in January 2024.

(3)	On July 29, 2021, Beijing REIT obtained a working capital loan of $219,660 from Changshu Tongjiang Engineering Co., Ltd. The loan is from July 29, 2021 to July 28, 2022 and interest-free. After partial repayment, the loan balance was $145,000 as of December 31, 2022. The loan was renewed upon maturity with a new maturity date of December 31, 2025. (see NOTE 15(2))

(4)	On February 8, 2021, Beijing REIT obtained a working capital loan of $156,900 from Zhang Miao. The loan is from February 8, 2021 to February 7, 2022 and interest-free. After partial repayment, the loan balance was $145,000 as of December 31, 2022. The loan was renewed upon maturity with a new maturity date of February 7, 2025. (see NOTE 15(4))

(5)	On October 21, 2021, Hainan Yile IoT obtained a working capital loan of $66,399 from Chen Guo. The loan is from October 21, 2020 to January 20, 2022 and bears an annual interest of 1%. The loan balance was $61,363 as of December 31, 2022. The loan was renewed upon maturity with a new maturity date of January 19, 2025. (see NOTE 15(10))

(6)	On August 2, 2021, Hainan Yile IoT obtained a working capital loan of $313,800 from Chai Guirong. The loan was due on demand and bore an annual interest of 1%. After partial repayment, the loan balance was $145,000 as of December 31, 2022. The loan was fully repaid in 2023.

(7)	On July 4, 2021, Yile Vehicles obtained a working capital loan of $52,718 from Hainan Boxinda Science Technology Partnership. The loan is from July 4, 2021 to July 3, 2023 and interest-free. The loan balance was $48,720 as of December 31, 2022. On January 30, 2022, Yile International obtained a working capital loan of $101,500 from Hainan Boxinda Science Technology Partnership. The loan is from January 30, 2022 to January 29, 2023 and interest-free. On February 17, 2022, REIT Technology obtained a working capital loan of $60,564 from Hainan Boxinda Science Technology Partnership. The loan is from February17, 2022 to February 16, 2023 and interest-free. The loan was renewed upon maturity with a new maturity date of July 3, 2025. (See Note 15 (9))

(8)	On July 29, 2022, Beijing REIT obtained three working capital loans of an aggregate principal of $246,500 from Yu Zhanfeng for four months. The loans were interest-free. The loans balance was $246,500 as of December 31, 2022. The loans were fully repaid in March, 2023.

(9)	On May 9, 2022, Beijing REIT obtained a working capital loan of $10,150 from Beijing Dingji Rubik’s Cube. The loan was due on demand and interest-free. The loan was fully repaid in 2023.

(10)	On September 18, 2022, Beijing REIT obtained a working capital loan of $72,500 from Xinyi Xinshuo Concrete Co., Ltd. The loan was from September 18, 2022 to September 17, 2023 and interest-free. The loan was renewed upon maturity with a new maturity date on September 16, 2025. (see NOTE 15(6))

(11)	On September 19, 2022, Beijing REIT obtained a working capital loan of $72,500 from Chen Gang. The loan was from September 19, 2022 to September18, 2023 and interest-free. After partial repayment, the loan balance was $68,150 as of December 31, 2022. The loan was fully repaid in 2023.

(12)	On November 20, 2023, Inner Mongolia REIT Ecological Environment Management Co., Ltd. obtained a working capital loan of $985,930 from Qihang Hongye Technology (Inner Mongolia) Co., Ltd. The loan is due on demand and interest-free.